Redeemable Convertible Preferred Stock (Details) - USD ($)		12 Months Ended
	May 18, 2015	Dec. 31, 2015	Dec. 31, 2014	May 31, 2014	Apr. 30, 2014	Feb. 28, 2014
Redeemable Convertible Preferred Stock
Preferred shares issued				3,015,902	3,015,902	3,015,902
Liquidation preference				$ 6,777,338
Redemption value				$ 9,000,000
Accretion of deemed dividend		$ 263,060
Issuance costs incurred		417,775
Common Stock
Redeemable Convertible Preferred Stock
Issuance of common stock upon conversion (in shares)	2,010,596
Common Stock | IPO
Redeemable Convertible Preferred Stock
Issuance of common stock upon conversion (in shares)	2,010,596
Series A redeemable convertible preferred stock
Redeemable Convertible Preferred Stock
Issuance costs incurred			$ 119,097
Accretion of issuance costs		$ 83,334
Preferred shares outstanding	3,015,902